Options Granted (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted	3,992,257	0	4,080,905	0	73,399	2,423,742
Employee Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted	2,371,151	0	2,459,799	0
Market Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted	1,621,106	0	1,621,106	0